Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings per share
Note 20: Earnings per share

Earnings per share have been calculated using the weighted average number of common shares outstanding during the year after deduction of the shares held as treasury stock. The dilutive effect of share-based compensation plans was calculated using the treasury stock method, whereby the proceeds received from the exercise of share-based awards are assumed to be used to repurchase outstanding shares, using the average market price of the Bank’s shares for the year. Numbers of shares are expressed in thousands.

During the year ended December 31, 2023, there were no options to purchase common shares outstanding (December 31, 2022: nil, December 31, 2021: nil). During the year ended December 31, 2023, the average number of outstanding awards of unvested common shares was 1.5 million (December 31, 2022: 1.1 million, December 31, 2021: 1.0 million). Only awards for which the sum of 1) the expense that will be recognized in the future (i.e., the unrecognized expense) and 2) its exercise price, if any, was lower than the average market price of the Bank‘s common shares were considered dilutive and, therefore, included in the computation of diluted earnings per share.

An award's unrecognized expense is also considered to be the proceeds the employees would need to pay to purchase accelerated vesting of the awards. For purposes of calculating dilution, such proceeds are assumed to be used by the Bank to buy back common shares at the average market price. The weighted-average number of outstanding awards, net of the assumed weighted-average number of common shares bought back, is included in the number of diluted participating shares.

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Net income	225,492	214,020	162,668

Basic Earnings Per Share
Weighted average number of common shares issued	49,423	50,214	50,145
Weighted average number of common shares held as treasury stock	(619)	(619)	(619)
Weighted average number of common shares (in thousands)	48,804	49,595	49,526

Basic Earnings Per Share	4.62	4.32	3.28

Diluted Earnings Per Share
Weighted average number of common shares	48,804	49,595	49,526
Net dilution impact related to awards of unvested common shares	473	265	349
Weighted average number of diluted common shares (in thousands)	49,277	49,860	49,875

Diluted Earnings Per Share	4.58	4.29	3.26